Inventories (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Public Utilities, Inventory [Line Items]
Inventories	CAD 372	CAD 337
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	244	194
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	98	101
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	CAD 30	CAD 42